Notes Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018
Notes Payable (Textual)
Note payable, conjunction of director and officer	$ 285,200	$ 276,700
Note payable, interest rate per annum	2.35%	2.05%
Note payable, outstanding balance	$ 285,200	$ 276,700	$ 200,200
Notes payable, maturity date	Apr. 09, 2019	Apr. 09, 2019